Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, authorized (in Shares)	7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued (in Shares)	7,000,000	7,000,000
Preferred stock, shares outstanding (in Shares)	7,000,000	7,000,000
Common stock authorized (in Shares)	1,250,000,000	1,250,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in Shares)	162,569,807	160,512,807
Common stock, shares outstanding (in Shares)	162,569,807	160,512,807